Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Remuneration	$ 3,670	$ 3,233	$ 3,736
Directors' remuneration
Related party transactions
short-term employee benefits	1,538	944	870
share-based payments	265	209	32
Remuneration	1,803	1,153	902
Other members of key management's remuneration
Related party transactions
short-term employee benefits	802	817	1,395
share-based payments	1,065	1,263	1,439
Remuneration	$ 1,867	$ 2,080	$ 2,834